Warrants reserve (Tables)	12 Months Ended
Aug. 31, 2025
Warrants Reserve
Schedule of Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2023	38,968,037	$0.68	2.8
Warrants expired	(2,777,268)	$1.50
Balance – August 31, 2024	36,190,769	$0.62	1.9
Balance – August 31, 2025	36,190,769	$0.62	0.9

Schedule of warrants and compensation warrants

	Number of warrants	Exercise price	Expiry date
Private placement financing warrants – February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants – February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance – August 31, 2025	36,190,769	$0.62(1)

(1) Total represents weighted average.